Debt - Future maturities of Long-term and other debt (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Long-term Debt, Fiscal Year Maturity [Abstract]
2021	$ 21,001
2022	404,777
2023	209,938
2024	6,275
2025	6,137
Thereafter	13,580
Total	$ 661,708	$ 568,419